FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	$ 242,624	$ 606,673
Other financial assets, current	47,328	57,132
Other non - financial assets, current	81,521	106,952
Trade and other accounts receivable, current	501,006	518,006
Accounts receivable from related entities, current	537	593
Tax current assets	19,506	20,774
Total current assets	892,522	1,310,130
Other financial assets, non-current	10,243	21,850
Other non - financial assets, non-current	29,166	31,126
Accounts receivable, non-current	4,722	5,378
Deferred tax assets	3,339	2,102
Total non-current assets	47,470	60,456
Argentina, Pesos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	10,974	4,236
Other financial assets, current	7	11
Other non - financial assets, current	11,263	13,077
Trade and other accounts receivable, current	22,809	54,053
Tax current assets	1,560	812
Total current assets	46,613	72,189
Other non - financial assets, non-current	54	86
Total non-current assets	54	86
Brazil, Brazil Real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	9,407	34,360
Other financial assets, current	17,395	25,829
Other non - financial assets, current	20,553	37,794
Trade and other accounts receivable, current	1,457	6,037
Tax current assets	1,006	1,106
Total current assets	49,818	105,126
Other financial assets, non-current	4,441	4,941
Other non - financial assets, non-current	7,891	7,465
Total non-current assets	12,332	12,406
Chile, Pesos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	50,421	415,399
Other financial assets, current	26,008	25,904
Other non - financial assets, current	24,451	30,916
Trade and other accounts receivable, current	125,342	112,133
Accounts receivable from related entities, current	42	200
Tax current assets	1,111	4,860
Total current assets	227,375	589,412
Other financial assets, non-current	65	68
Accounts receivable, non-current	4,722	5,378
Total non-current assets	4,787	5,446
Colombia, Pesos
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	5,971	2,732
Other financial assets, current	138	139
Other non - financial assets, current	61	434
Trade and other accounts receivable, current	545	5,065
Tax current assets	54	5
Total current assets	6,769	8,375
Other financial assets, non-current	296	145
Deferred tax assets	487	78
Total non-current assets	783	223
Euro Member Countries, Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	21,927	20,339
Other non - financial assets, current	2,878	3,935
Trade and other accounts receivable, current	32,711	49,044
Tax current assets	264
Total current assets	57,780	73,318
Other financial assets, non-current	1,525	7,438
Total non-current assets	1,525	7,438
United States of America, Dollars
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	77,933	51,382
Other financial assets, current	2,795	4,923
Other non - financial assets, current	5,140	8,949
Trade and other accounts receivable, current	257,421	2,938
Accounts receivable from related entities, current	495	393
Tax current assets		429
Total current assets	343,784	69,014
Other financial assets, non-current	2,169	7,441
Other non - financial assets, non-current	3	3
Deferred tax assets	856	29
Total non-current assets	3,028	7,473
Other Currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	65,991	78,225
Other financial assets, current	985	326
Other non - financial assets, current	17,175	11,847
Trade and other accounts receivable, current	60,721	288,736
Tax current assets	1,804	256
Total current assets	160,383	392,696
Other financial assets, non-current	1,747	1,817
Other non - financial assets, non-current	21,218	23,572
Deferred tax assets	1,996	1,995
Total non-current assets	24,961	27,384
Peru, Nuevos Soles
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Tax current assets	$ 13,707	$ 13,306